Annual Total Returns - Money Market Portfolio [BarChart] - 03.31 FIMM Funds Select Combo PRO-10 - Money Market Portfolio - Select Class	May 28, 2022
Bar Chart Table:
Annual Return 2012	0.13%
Annual Return 2013	0.03%
Annual Return 2014	0.01%
Annual Return 2015	0.06%
Annual Return 2016	0.43%
Annual Return 2017	1.08%
Annual Return 2018	1.95%
Annual Return 2019	2.20%
Annual Return 2020	0.49%
Annual Return 2021	0.01%